INCOME TAXES - Summary of Components of Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets
Allowance and reserves	$ 2,935	$ (10,671)
Prepaid expense	95	28
Net operating loss carryforward	162,712	164,512
Tax credit carryforwards	5,660	32,958
Writedown/amortization of intangible assets and goodwill	15	241
Property, plant and equipment	4,147	3,500
Demo equipment income	4,588	4,439
Accrued warranties	25	(302)
Other	15,193	14,205
Total deferred tax assets	195,370	208,910
Deferred Tax Liabilities
Deferred revenue and customer advances, net	(157)	27
Total deferred tax liabilities	(157)	27
Total net deferred tax assets	195,213	208,937
Less: Valuation Allowance	(193,788)	(206,630)
Total net deferred tax assets	$ 1,425	$ 2,307